Related parties transactions - Outstanding balances and expenses (Details) $ in Thousands, R$ in Millions		12 Months Ended
	Dec. 31, 2022 CAD ($) installment	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Apr. 20, 2023 CAD ($)	Dec. 31, 2022 BRL (R$)	Mar. 31, 2022 CAD ($)
Related parties transactions
Prepayments	$ 5,097	$ 13,174	$ 5,097
Accounts payable/ Debt	$ 522	299	522
Expenses/ Payments		3,347	1,691
A10 Advisory | CSA
Related parties transactions
Expenses/ Payments		$ 391	122
A10 Advisory and A10 Fund
Related parties transactions
Reimbursement of cost of administrative personnel		100.00%
Miazga
Related parties transactions
Number of installments for payment of amount | installment	2
Accounts payable/ Debt	$ 200		200		R$ 0.8
Miazga | Lease agreements
Related parties transactions
Accounts payable/ Debt	42	$ 42	42
Expenses/ Payments		16	7
Miazga | Prepaid land lease
Related parties transactions
Prepayments	103	96	103
Accounts payable/ Debt	13	22	13
Expenses/ Payments			51
Miazga | Accounts receivable
Related parties transactions
Prepayments	113	121	113
Arqueana
Related parties transactions
Prepayments						$ 300
Arqueana | Lease agreements
Related parties transactions
Accounts payable/ Debt	225	235	225
Expenses/ Payments		24	43
Arqueana | Accounts receivable
Related parties transactions
Prepayments	4,881		4,881
Arqueana | Note payable
Related parties transactions
Expenses/ Payments			326
R-TEK | Services provision
Related parties transactions
Accounts payable/ Debt	$ 242		242
Expenses/ Payments		2,278	$ 1,142
R-TEK | Loan to related party
Related parties transactions
Expenses/ Payments		638
Receivable		12,957
Tatooine
Related parties transactions
Maximum Amount Credit Facility Granted to Related Party				$ 15,900
Receivable		$ 12,957
Percentage of total loan drawn		12.00%